Combined Statements of Financial Position - CNY (¥) ¥ in Thousands		Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents		¥ 8,726	¥ 3,665
Trade receivables		740	0
Prepayments, other receivables and other assets		117,498	44,693
Total current assets		126,964	48,358
Non-current assets
Right-of-use assets		20,554	19,237
Financial asset at fair value through profit or loss		5,000
Property, plant and equipment		548
Deferred tax assets		337	9
Total non-current assets		26,439	19,246
Total assets		153,403	67,604
Current liabilities
Current lease liabilities		8,061	4,216
Trade payables		437
Other payables and accruals		107,440	39,234
Total current liabilities		115,938	43,450
Non-current liabilities
Non-current lease liabilities		12,396	14,390
Total non-current liabilities		12,396	14,390
Total liabilities		128,334	57,840
EQUITY
Combined capital	[1]	0	0
Additional paid in capital		415,601	147,986
Accumulated losses		(390,532)	(138,222)
Total equity		25,069	9,764
Total equity and liabilities		¥ 153,403	¥ 67,604

[1]	Representing amount less than RMB1,000.